Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PFS FUNDS
Entity Central Index Key	0001103243
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Wireless Fund
Shareholder Report [Line Items]
Fund Name	Wireless Fund
Class Name	Wireless Fund
Trading Symbol	WIREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about the Wireless Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wirexfund.com/literature. You can also request this information by contacting us at 1-800-590-0898.
Additional Information Phone Number	1-800-590-0898
Additional Information Website	https://www.wirexfund.com/literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Wireless Fund	$197	1.95%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

For the twelve-month period ended March 31, 2025, the Wireless Fund (the "Fund") was up 2.45%. For comparative purposes, the Standard & Poor's 500® Index was up 8.25% and the NASDAQ Composite Index gained 6.37%, for the same period.

During the fiscal year ended March 31, 2025, the markets had strong performance up through August 2024, with a selloff and a subsequent rebound through December 2024.  Volatility continued into 2025 with the markets experiencing a sharp sell-off in late February 2025 through March 2025.  The NASDAQ Composite Index pulled back 10.26% in the first quarter of 2025, and the Wireless Fund was down 12.88% during the same period.  The technology sector was especially hard hit during the selloff in Q1 2025.

NVIDIA Corporation (Nasdaq: NVDA), Microsoft (Nasdaq: MSFT) and Alphabet Inc. – Class A (Nasdaq: GOOGL) were the Fund's largest holdings at 17.61%, 11.43% and 9.80%, respectively, of the Fund's net assets as of March 31, 2025.  NVIDIA Corporation was up approximately 19%, while Microsoft gave back approximately 10% during the fiscal year ended March 31, 2025.  The "Semiconductors & Related Devices" sector represented the largest percentage of the Fund's net assets at 27.69% as of March 31, 2025. The "Services - Prepackaged Software" sector represented the second largest percentage of the Fund's net assets at 18.15% as of March 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Year	Ten Years
Wireless Fund	2.45%	18.86%	14.34%
S&P 500® Index	8.25%	9.06%	12.50%
NASDAQ Composite Index	6.37%	18.48%	14.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,377,072
Holdings Count | shares	23
Advisory Fees Paid, Amount	$ 185,797
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$8,377,072
Number of Portfolio Holdings	23
Portfolio Turnover Rate (%)	18%
Total Advisory Fees Paid ($)	$185,797

Holdings [Text Block]
What did the Fund invest in?
Top Holdings (% of net assets)

NVIDIA Corporation	17.61%
Microsoft Corporation	11.43%
Alphabet Inc. - Class A	9.80%
Apple Inc.	8.55%
Motorola Solutions, Inc.	4.99%
T-Mobile US, Inc.	4.93%
QUALCOMM Incorporated	4.88%
Meta Platforms, Inc. - Class A	4.85%
KLA Corporation	4.22%
Oracle Corporation	4.05%
Sectors (% of net assets)

(A)	Net Cash represents cash equivalents and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings (% of net assets)

NVIDIA Corporation	17.61%
Microsoft Corporation	11.43%
Alphabet Inc. - Class A	9.80%
Apple Inc.	8.55%
Motorola Solutions, Inc.	4.99%
T-Mobile US, Inc.	4.93%
QUALCOMM Incorporated	4.88%
Meta Platforms, Inc. - Class A	4.85%
KLA Corporation	4.22%
Oracle Corporation	4.05%